Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Oct. 30, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Nov. 01, 2015
Classic Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Classic Shares
Prospectus:
Trading Symbol	DLSXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Agency Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares
Prospectus:
Trading Symbol	DRGXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX